Impairment of assets - Schedule of impairment losses (Details) ¥ in Thousands	6 Months Ended
Sep. 30, 2026 JPY (¥)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	¥ 1,589,000
Impairment loss	2,962,000
Trademark / Trade Name
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	125,000
Customer Relationships
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	677,000
Licenses
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	¥ 571,000